Loans and borrowings - Maturity of loans and borrowings (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 46,731,754	$ 38,239,139
Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	3,044,437	4,459,807
Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	43,687,317	33,779,332
2021
Disclosure of detailed information about borrowings [line items]
Borrowings	4,923,346	5,012,173
2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	581,958	1,331,337
2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	4,341,388	3,680,836
1 to 5 years
Disclosure of detailed information about borrowings [line items]
Borrowings	22,953,532	20,274,052
1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,547,436	2,060,711
1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	21,406,096	18,213,341
2026 and therafter
Disclosure of detailed information about borrowings [line items]
Borrowings	13,285,454	7,563,010
2026 and therafter | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	582,133	716,446
2026 and therafter | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	12,703,321	6,846,564
>10 years
Disclosure of detailed information about borrowings [line items]
Borrowings	5,569,422	5,389,904
>10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	332,910	351,313
>10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,236,512	5,038,591
Bonds [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,084,461	1,567,598
Bonds [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	33,944,548	25,832,740
Bonds [Member] | 2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	65,829	571,969
Bonds [Member] | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,905,325	1,386,032
Bonds [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	354,081	403,996
Bonds [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	14,692,852	13,873,755
Bonds [Member] | 2026 and therafter | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	370,900	358,976
Bonds [Member] | 2026 and therafter | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	12,109,859	5,574,713
Bonds [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	293,651	232,657
Bonds [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	5,236,512	4,998,240
Syndicated loans [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	811,079	1,115,874
Syndicated loans [Member] | 2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	242,660	361,545
Syndicated loans [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	568,419	754,329
Syndicated loans [Member] | 2026 and therafter | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Syndicated loans [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Financial leasing [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	836,489	1,039,303
Financial leasing [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	218,709	251,651
Financial leasing [Member] | 2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	167,059	179,448
Financial leasing [Member] | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	60,424	57,284
Financial leasing [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	418,938	559,337
Financial leasing [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	149,381	175,962
Financial leasing [Member] | 2026 and therafter | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	211,233	235,791
Financial leasing [Member] | 2026 and therafter | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	8,904	18,405
Financial leasing [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	39,259	64,727
Financial leasing [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Commercial loans [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	8,247,014	6,586,538
Commercial loans [Member] | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,098,593	1,129,117
Commercial loans [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	6,563,863	4,163,624
Commercial loans [Member] | 2026 and therafter | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	584,558	1,253,446
Commercial loans [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	40,351
Loans From Related Parties [Member] | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,277,046	1,108,403
Loans From Related Parties [Member] | 2021 | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	1,277,046	1,108,403
Loans From Related Parties [Member] | 1 to 5 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Loans From Related Parties [Member] | 2026 and therafter | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Loans From Related Parties [Member] | >10 years | Foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	0
Other [Member] | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	312,408	737,032
Other [Member] | 2021 | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	106,410	218,375
Other [Member] | 1 to 5 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	205,998	343,049
Other [Member] | 2026 and therafter | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	0	121,679
Other [Member] | >10 years | Local currency
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 53,929